Income Taxes	12 Months Ended
Dec. 31, 2019
Income Taxes
Income Taxes

18.   Income Taxes

On December 22, 2017, the Tax Cuts and Jobs Act (the “2017 Act”) was signed into law, enacting a broad range of tax reform legislation affecting businesses, including reducing the corporate tax rate from 35% to 21% for tax years beginning after December 31, 2017. The company recognized the income tax effects of the 2017 Act in accordance with Staff Accounting Bulletin No. 118 and revalued its federal deferred tax assets based upon the new 21% rate, which resulted in an $11.4 million provisional charge recorded to income tax expense during the year ended December 31, 2017. During 2018, the Company completed the accounting for all of the enactment-date income tax effects of the 2017 Act and recognized a $1.2 million tax benefit related to adjustments to the provisional amount recorded as of December 31, 2017.

The 2017 Act also allows for immediate full expensing for property placed in service after September 27, 2017 and before January 1, 2023. The Company made the election to accelerate these deductions for the year ended December 31, 2017 tax returns. In addition, the 2017 Act places limitations on the deductibility of certain executive compensation awards in the future.

In February 2019, to align compensation and benefit plans after completion of the merger with CEC, the Compensation Committee of the Company’s Board of Directors took action to terminate all deferred compensation arrangements, including for employees already participating in such arrangements. These changes affect the tax deductibility of certain arrangements, which resulted in a discrete item recorded during the three months ended March 31, 2019, reducing the Company’s deferred tax assets by $11.5 million, and increasing the Company’s 2019 effective tax rate and future cash tax payments.

The income tax provision (benefit) for the years ended December 31, 2017, 2018 and 2019 is summarized below (in thousands):

	2017	2018	2019
Current:
Federal	$21,156	$9,069	$37,878
State	4,477	3,785	11,584
Total current	25,633	12,854	49,462
Deferred:
Change in federal tax rate due to the 2017 Act	11,375	—	—
Federal	(3,193)	(13,381)	(7,009)
State	(1,781)	(2,941)	133
Total deferred	6,401	(16,322)	(6,876)
Total provision (benefit) for income taxes	$32,034	$(3,468)	$42,586

The tax effects of the principal temporary differences that give rise to the Company’s net deferred tax asset (liability) are as follows as of December 31, 2018 and 2019 (in thousands):

	2018	2019
Deferred leasing costs	$1,673	$27,074
Allowance for doubtful accounts	7,943	8,884
Contract liabilities	6,107	8,139
Stock-based compensation	19,834	6,322
Capital loss carryforward	4,174	4,459
Other	3,650	1,955
Other facility-related costs	2,080	489
Intangible assets	(82,022)	(65,777)
Right-of-use lease assets	—	(21,673)
Property and equipment	(18,441)	(13,120)
Valuation allowance	(4,356)	(4,694)
Net deferred tax asset (liability)	$(59,358)	$(47,942)

The valuation allowance for deferred tax assets as of December 31, 2018 and 2019 was $4.4 million and $4.7 million, respectively, and is primarily related to capital loss carryforwards acquired in the merger with CEC. The Company concluded that it was more likely than not that the deferred tax asset for the capital loss carryforward would not be realized due to a lack of history of recognizing capital gains.

As of December 31, 2018 and 2019, the Company’s liabilities for unrecognized tax benefits are included in other long-term liabilities in the consolidated balance sheets. Interest and penalties, including those related to uncertain tax positions, are included in the provision for income taxes in the consolidated statements of income. The Company recognized $12,000 and $145,000 of expense related to interest and penalties in 2018 and 2019, respectively. The total amount of interest and penalties included in the consolidated balance sheets was $36,000 and $119,000 as of December 31, 2018 and 2019, respectively.

The following table summarizes changes in unrecognized tax benefits, excluding interest and penalties, for the respective periods (in thousands):

	Year Ended December 31,
	2018	2019
Beginning unrecognized tax benefits	$—	$624
Additions for tax positions taken in the prior year	—	845
Additions from merger	687	—
Reductions for tax positions taken in prior years	(63)	(304)
Ending unrecognized tax benefits	$624	$1,165

The Company does not anticipate significant changes to unrecognized tax benefits within the next 12 months. As of December 31, 2019, $1.0 million of the Company’s total unrecognized tax benefits would favorably affect the Company’s effective tax rate, if recognized.

A reconciliation between the Company’s statutory tax rate and the effective tax rate for the years ended December 31, 2017, 2018, and 2019 is as follows:

	2017	2018	2019
Statutory federal rate	35.0%	21.0%	21.0%
State income taxes, net of federal benefits	4.2	(1.4)	4.6
Adjustment to deferred tax assets as a result of the 2017 Act	21.8	—	—
Termination of deferred compensation arrangements	—	—	9.2
Transaction costs	5.2	(6.2)	—
Adjustments to contingent consideration	(5.0)	—	—
Excess tax benefit on share-based compensation	—	15.5	(2.6)
Impairment of intangible assets	—	(15.3)	—
Acceleration of deductions due to change in tax law	—	6.4	—
Other	(0.4)	(1.9)	2.2
Effective tax rate	60.8%	18.1%	34.4%

Cash payments for income taxes were $26.2 million, $13.4 million, and $48.8 million in 2017, 2018, and 2019, respectively.